UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

ICA File Number:  811-04356

Registrant Name:  Franklin California Tax-Free Trust

Reporting Period:  07/01/2016 - 06/30/2017

Franklin California Insured Tax-Free Income Fund

This Fund merged into Franklin California Tax Free Income Fund effective 10/28/16

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin California Intermediate-Term Tax-Free Income Fund

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QDA7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QLS9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO ELECTRIC POWER AUTHORITY Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74526QUZ3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO PUB BLDGS AUTH REVGTD Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 745235J93
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

PUERTO RICO SALES TAX FING CORP SALES TAX REV Meeting Date: MAR 30, 2017 Record Date: NOV 17, 2016 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 74529JHG3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1

By Marking For I Direct The Institution Holding My Bonds to Transmit and Confirm My Bond Holding Information for Recording In The Registry. By Marking Against My Bonds Shall Be Missing From The Registry.

		Management	None	Did Not Vote

Franklin California Ultra-Short Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin California Tax-Free Trust

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.